NOTE 10 - DERIVATIVE LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of the embedded derivative liability grant date
Grant Date	Fair Value	Term (Years)	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
3/20/13	$546,119	3.0	$0.326	$0.465	238%	0.0038

Fair value of the derivative liabilites
Fair Value	Term (Years)	Assumed Conversion Price	Volatility Percentage	Risk-free Rate
$359,127	2.47	$0.213	212%	0.0063